18 Intangible Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 6,332,611	R$ 6,029,097
Distribution Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	5,703,686	5,390,063
Generation Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	582,671	593,852	R$ 619,221
Gas Distribution [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets		3,619	R$ 43,888
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	46,254	41,563
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 46,254	R$ 41,563